PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Property Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	Note 5 - Property and Equipment (i) Depreciation Expense Depreciation expense was $3,100 and $762 for the interim period ended December 31, 2013 and 2012, respectively.
Note 5 - Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Property and equipment	5	$7,925	$3,036

Less accumulated depreciation		(1,234)	(-)

		$6,691	$3,036

Depreciation Expense

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012. Depreciation expense for the fiscal year ended March 31, 2013 was $1,234.